Additional information - Financial Statement Schedule I - Condensed statement of cash flows of the Parent Company (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
(Loss) / Profit before tax	€ (454,506)	€ 9,350	€ 29,843
Capital reorganization non-cash items	199,502	0	0
Other non-cash items	7,624	2,939	1,205
Changes in working capital	19,843	88,980	3,321
Net cash from / (used in) operating activities	(103,146)	189,260	114,340
Proceeds from issuance of share capital	58,721	0	0
Net cash from / (used in) in financing activities	134,113	(22,208)	(19,064)
Net increase (decrease) in cash and cash equivalents	(42,472)	123,134	54,444
Cash and cash equivalents at beginning of year	226,139	104,072	50,674
Cash and cash equivalents at end of year	182,783	226,139	€ 104,072
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
(Loss) / Profit before tax	(76,163)
Capital reorganization non-cash items	125,620
Movement in loans with group companies	(59,529)
Other non-cash items	1,239
Changes in working capital	8,833
Net cash from / (used in) operating activities	0
Proceeds from issuance of share capital	222
Proceeds from treasury shares	65
Net cash from / (used in) in financing activities	287
Net increase (decrease) in cash and cash equivalents	287
Cash and cash equivalents at beginning of year	0
Cash and cash equivalents at end of year	€ 287	€ 0